SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($) shares
Significant Accounting Policies 1	90.00%
Significant Accounting Policies 2	$ 0
Significant Accounting Policies 3	0
Significant Accounting Policies 4	$ 97,493
Significant Accounting Policies 5	10.00%
Significant Accounting Policies 6 | shares	1,250,000
Significant Accounting Policies 7	1,397,000
Significant Accounting Policies 8	0
Significant Accounting Policies 9 | shares	2,615,000
Significant Accounting Policies 10	1,920,000
Significant Accounting Policies 11	2,235,000
Significant Accounting Policies 12	51,339,216
Significant Accounting Policies 13	47,948,596
Significant Accounting Policies 14	$ 737,523
Significant Accounting Policies 15	694,941
Significant Accounting Policies 16	$ 468,750